Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of assets
As at December 31, 2020, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2020		As at December 31, 2019
	Level 1	Level 2	Level 1	Level 2
	$	$	$	$

Long-term investments (Note 8)	9,354	—	2,816	—
Fuel derivative contracts (Note 14)	—	4,600	—	(1,292)
Interest rate swaps (Note 14)	—	(2,059)	—	(1,504)

Disclosure of fair value measurement of liabilities
As at December 31, 2020, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2020		As at December 31, 2019
	Level 1	Level 2	Level 1	Level 2
	$	$	$	$

Long-term investments (Note 8)	9,354	—	2,816	—
Fuel derivative contracts (Note 14)	—	4,600	—	(1,292)
Interest rate swaps (Note 14)	—	(2,059)	—	(1,504)

Disclosure of liquidity risk
As at December 31, 2020, the Company’s significant commitments are disclosed in the table below. In addition, significant commitments are disclosed in Note 9 for debt repayments and Note 21 for capital expenditure commitments.

	2021	2022	2023	2024	2025	Total
	$	$	$	$	$	$

Accounts payable and accrued liabilities	89,062	—	—	—	—	89,062
Derivative liabilities	2,059	—	—	—	—	2,059
Fekola equipment loan facilities:
Principal	26,301	19,392	11,101	8,965	7,267	73,026
Interest (estimated)	3,230	1,953	1,143	631	170	7,127
Masbate equipment loan facility:
Principal	3,513	3,076	766	106	—	7,461
Interest (estimated)	397	167	26	2	—	592
Lease liabilities
Principal	3,955	3,204	2,678	2,186	1,377	13,400
Interest (estimated)	29	12	—	—	—	41
	128,546	27,804	15,714	11,890	8,814	192,768

Capital expenditure commitments	35,576	33,660	—	—	—	69,236
Commitment fees on revolving credit facility	2,869	2,869	1,489	—	—	7,227
Employee future benefits	179	179	179	179	179	895
Other liabilities	6,925	—	—	—	—	6,925
	174,095	64,512	17,382	12,069	8,993	277,051